Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Equity (deficit)
Share capital, shares outstanding (in shares)	198,375,854	112,342,989	98,206,287	86,511,713
Ordinary shares issued (in dollars per share)	$ 1.00	$ 1.00